Accounts Receivable, net (Tables)	12 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
Schedule of accounts receivable

Accounts receivable, net consisted of the following as of March 31:

	As of March 31,
	2026	2025
	USD	USD
Accounts receivable	4,646,506	1,659,811
Less: allowance for expected credit loss	(28,073)	(28,287)
Accounts receivable, net	4,618,433	1,631,524

Schedule of movement of allowance for expected credit loss

The movement of allowance for expected credit loss of accounts receivable, net are as follows:

	As of March 31,
	2026	2025
	USD	USD
Balance at beginning of the year	28,287	10,248
(Reversal) / Addition during the year	(214)	18,039
Balance at end of the year	28,073	28,287